PREPAID EXPENSES (Narrative) (Details) - CAD ($)	Nov. 30, 2021	Nov. 30, 2020
Disclosure Of Detail Information About Prepaid Expenses [Abstract]
Prepayment to related parties	$ 5,513	$ 4,000